Stock Based Compensation - Changes to United's Restricted Common Shares (Detail) - $ / shares	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Weighted-Average Grant Date Fair Value Per Share, Granted		$ 5.83
Restricted Stock [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Shares, Outstanding, Beginning balance	373,220
Shares, Granted	150,732
Shares, Vested	(181,725)
Shares, Forfeited	(8,295)
Number of Shares, Outstanding, Ending balance	333,932
Weighted-Average Grant Date Fair Value Per Share, Outstanding, Beginning balance	$ 35.43
Weighted-Average Grant Date Fair Value Per Share, Granted	40.98
Weighted-Average Grant Date Fair Value Per Share, Vested	35.63
Weighted-Average Grant Date Fair Value Per Share, Forfeited	38.53
Weighted-Average Grant Date Fair Value Per Share, Outstanding, Ending balance	$ 37.75